Leases - Supplemental Cash Flow Information Related to Leases (Details) $ in Thousands	3 Months Ended
May 31, 2021 USD ($)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows from operating leases	$ 1,313